





                                                                                                                     529991


                 SAFECO COMMON STOCK TRUST                                 SAFECO TAX-EXEMPT BOND TRUST
                Safeco Large-Cap Value Fund                                 Safeco Municipal Bond Fund
                  Safeco Core Equity Fund                          Safeco Intermediate-Term Municipal Bond Fund
               Safeco Large-Cap Growth Fund                           Safeco California Tax-Free Income Fund
                Safeco Multi-Cap Core Fund
                Safeco Small-Cap Value Fund
             Safeco Growth Opportunities Fund
                   Safeco Balanced Fund
              Safeco International Stock Fund

                                                                            SAFECO TAXABLE BOND TRUST
                                                                  Safeco Intermediate-Term U.S. Government Fund
                                                                           Safeco High-Yield Bond Fund

                 SAFECO MANAGED BOND TRUST                                  SAFECO MONEY MARKET TRUST
            Safeco Intermediate-Term Bond Fund                               Safeco Money Market Fund
                                                                        Safeco Tax-Free Money Market Fund


 SUPPLEMENT TO THE INVESTOR CLASS PROSPECTUS DATED MAY 1, 2003, AS SUPPLEMENTED
     JUNE 16, 2003, JULY 1, 2003, OCTOBER 1, 2003, AND FEBRUARY 12, 2004 AND
             TO THE INVESTOR CLASS PROPSECTUS DATED OCTOBER 1, 2003,
                       AS SUPPLEMENTED FEBRUARY 12, 2004

                         SUPPLEMENT DATED MARCH 16, 2004

The following information supplements the Management section on page 62 and pages 53-54 of the above referenced prospectuses respectively, regarding ownership of Safeco Asset Management Company:

Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Funds' investment advisor, announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Funds' distributor, and Safeco Services Corporation, the Funds' transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. This change of ownership is not expected to have any near-term effect on the actual management of the Funds or their expenses. The Funds will not bear any of the expenses of the sale.

The change of ownership and control of SAM would constitute an "assignment" of the investment management agreements between SAM and the Trusts as well as any sub-advisory agreements for the Funds. Under the terms of each investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement and any sub-advisory agreement with respect to the Funds. Accordingly, each Trust's Board of Trustees will consider a new investment management agreement and, if applicable, sub-advisory agreement for the Funds. If approved by the Board, any new agreements will be presented to the Funds' shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreements.


                              [LOGO]


GMF-1250                                                                  03/04

                                                                         529992


                 SAFECO COMMON STOCK TRUST                                 SAFECO TAX-EXEMPT BOND TRUST
                Safeco Large-Cap Value Fund                                 Safeco Municipal Bond Fund
                  Safeco Core Equity Fund                          Safeco Intermediate-Term Municipal Bond Fund
               Safeco Large-Cap Growth Fund                           Safeco California Tax-Free Income Fund
                Safeco Multi-Cap Core Fund
                Safeco Small-Cap Value Fund
             Safeco Growth Opportunities Fund
                   Safeco Balanced Fund
              Safeco International Stock Fund

                                                                            SAFECO TAXABLE BOND TRUST
                                                                  Safeco Intermediate-Term U.S. Government Fund
                                                                           Safeco High-Yield Bond Fund

                 SAFECO MANAGED BOND TRUST                                  SAFECO MONEY MARKET TRUST
            Safeco Intermediate-Term Bond Fund                               Safeco Money Market Fund



 SUPPLEMENT TO THE ADVISOR CLASS PROSPECTUS DATED MAY 1, 2003, AS SUPPLEMENTED
       JUNE 16, 2003, JULY 1, 2003, OCTOBER 1, 2003, AND FEBRUARY 12, 2004
            AND TO THE ADVISOR CLASS PROSPECTUS DATED OCTOBER 1, 2003
                        AS SUPPLEMENTED FEBRUARY 12, 2004

                         SUPPLEMENT DATED MARCH 16, 2004

The following information supplements the Management section on page 80 and pages 69-70 of the above referenced prospectuses respectively, regarding ownership of Safeco Asset Management Company:

Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Funds' investment advisor, announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Funds' distributor, and Safeco Services Corporation, the Funds' transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. This change of ownership is not expected to have any near-term effect on the actual management of the Funds or their expenses. The Funds will not bear any of the expenses of the sale.

The change of ownership and control of SAM would constitute an "assignment" of the investment management agreements between SAM and the Trusts as well as any sub-advisory agreements for the Funds. Under the terms of each investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement and any sub-advisory agreement with respect to the Funds. Accordingly, each Trust's Board of Trustees will consider a new investment management agreement and, if applicable, sub-advisory agreement for the Funds. If approved by the Board, any new agreements will be presented to the Funds' shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreements.

                                      LOGO

GMF-4505                                                                 03/04

                            SAFECO COMMON STOCK TRUST
                         Safeco International Stock Fund

    SUPPLEMENT TO THE INSTITUTIONAL CLASS PROSPECTUS DATED MARCH 7, 2003 AS
                           SUPPLEMENTED JUNE 16, 2003


                         SUPPLEMENT DATED MARCH 16, 2004

The following information supplements the Management section on page 5 of the above referenced prospectus, regarding ownership of Safeco Asset Management
Company:

Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Fund's investment advisor, announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Fund's distributor, and Safeco Services Corporation, the Fund's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. This change of ownership is not expected to have any near-term effect on the actual management of the Fund or its expenses. The Fund will not bear any of the expenses of the sale.

The change of ownership and control of SAM would constitute an "assignment" of the investment management agreement between SAM and the Trust as well as the sub-advisory agreement for the Fund. Under the terms of the investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement and the sub-advisory agreement with respect to the Fund. Accordingly, the Trust's Board of Trustees will consider a new investment management agreement and sub-advisory agreement for the Fund. If approved by the Board, any new agreements will be presented to the Fund's shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreements.


                                      LOGO


GMF-4506                                                                   03/04